MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS [Abstract]
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS
NOTE 13:-	MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS

a.	Controlling shareholders:

To our knowledge there are no arrangements, the operation of which may at a subsequent date result in a change in control of the Company. To the best of our knowledge, the Company's controlling shareholder, the Capri Family Foundation, holds approximately 73% of the Company's ordinary shares.

b.	Related party transactions:

1.
On May 5, 2011, following the receipt of the approval of the Company's shareholders on March 30, 2011, the Company completed a private placement of 2,500,000 ordinary shares of the Company to Mr. Shlomo (Tom) Wyler, currently the Chief Executive Officer of the Company's subsidiary Optibase Inc., formerly president and director of the Company, who is affiliated with the controlling shareholder of the Company, in consideration for $ 5,000.

2.
On October 12, 2012, following the approval of the Company audit committee and board of directors, and the approval of the company's shareholders during an annual general meeting of our shareholders held on August 16, 2012, the Company wholly-owned subsidiary, Optibase 2 Penn, LLC, became a limited partner of 2 Penn Philadelphia LP, a Pennsylvania limited partnership, or the Partnership, which acquired an approximately 20% beneficial interest in the owner of a Class A 20-story commercial office building in Philadelphia known as Two Penn Center Plaza, or the 2 Penn Property, and entered into the Limited Partnership Agreement of the Partnership, or the 2 Penn LPA. The general partner of the partnership and certain other limited partners of the Partnership, are persons or entities affiliated with Mr. Shlomo (Tom) Wyler, currently the Chief Executive Officer of our subsidiary, Optibase Inc, formerly  the Company's president and member of our board of directors and considered the controlling shareholder of the Company.

3.
On December 31, 2013, following the approval of the Company's audit committee, board of directors and the Company's shareholders, the Company, through its subsidiary Optibase Inc., completed the purchase of 12 residential units in Flamingo South Beach One Condominium and the Continuum on South Beach Condominium, both located in Miami Beach, Florida from a private companies indirectly controlled by the Company's controlling shareholder (the "seller") for an aggregate net consideration of $7,153 following the off set of rental income of one unit for a period of 3 years to the seller, representing the fair value of  1.31 million new ordinary shares of the Company issued to the seller as of the closing date.